Intangible Assets, Net (Details) - Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land Use Rights an Licensed Software - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 16,124	$ 10,144
Less: accumulated amortization		(3,964)	(3,433)
Intangible assets, net		12,160	6,711
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	[1]	14,086	8,011
Licensed software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 2,038	$ 2,133

[1]	Details see Note 4 (d)(i).